Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2018
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 28, 2018
Prospectus Date	Aug. 30, 2017
Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2
Prospectus:
Trading Symbol	ABLOX